Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 1,760,219	$ 814,492	$ 11,471,243
Amounts receivable	99,400	84,097	143,225
Deposits	481,400	481,400	8,541,630
Prepaid expense	180,730	369,453	586,581
Total Current Assets	2,521,749	1,749,442	20,742,679
Right of use assets - Leases	24,709	30,394
Patent Rights	1,649,465	1,601,745	1,172,485
Total Assets	4,195,923	3,381,581	21,915,164
Current Liabilities:
Accounts payable and accrued liabilities	10,184,977	11,412,896	6,447,888
Current portion of lease liability	25,126	21,071
Warrant liability	2,373,057	3,621,444	11,250,167
Total Current Liabilities	12,583,160	15,055,411	17,698,055
Long-term lease liability		8,001
Total Liabilities	12,583,160	15,063,412	17,698,055
Shareholders' Equity / (Deficiency)
Share Capital	198,693,476	194,859,415	170,502,394
Contributed Surplus	8,532,103	8,303,527	6,652,409
Deficit	(215,612,816)	(214,844,773)	(172,937,694)
Total Equity / (Deficiency)	(8,387,237)	(11,681,831)	4,217,109
Total Liabilities and Equity / (Deficiency)	$ 4,195,923	$ 3,381,581	$ 21,915,164